Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits [Abstract]
Employee Benefits
NOTE 17	Employee Benefits

Employee Retirement Savings Plan The Company has a defined contribution retirement savings plan that covers substantially all its employees. Qualified employees are allowed to contribute up to 75 percent of their annual compensation, subject to Internal Revenue Service limits, through salary deductions under Section 401(k) of the Internal Revenue Code. Employee contributions are invested, at the employees’ direction, among a variety of investment alternatives. Employee contributions are 100 percent matched by the Company, up to four percent of an employee’s eligible annual compensation. The Company’s matching contribution vests immediately. Although the matching contribution is initially invested in the Company’s common stock, an employee can reinvest the matching contribution among various investment alternatives. Total expense for the Company’s matching contributions was $103 million, $96 million and $78 million in 2011, 2010 and 2009, respectively.

Pension Plans The Company has tax qualified noncontributory defined benefit pension plans that provide benefits to substantially all its employees. Pension benefits are provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. As a result of plan mergers, pension benefits may also be provided using two cash balance benefit formulas where only investment or interest credits continue to be credited to participants’ accounts. Effective January 1, 2010, the Company established a new cash balance formula for certain current and all future eligible employees. Participants receive annual pay credits based on eligible pay multiplied by a percentage determined by their age and years of service. Participants also receive an annual interest credit. Employees become vested upon completing three years of vesting service.

In general, the Company’s qualified pension plans’ objectives include maintaining a funded status sufficient to meet participant benefit obligations over time while reducing long-term funding requirements and pension costs. The Company has an established process for evaluating all of the plans, their performance and significant plan assumptions, including the assumed discount rate and the long-term rate of return (“LTROR”). Annually, the Company’s Compensation and Human Resources Committee (the “Committee”), assisted by outside consultants, evaluates plan objectives, funding policies and plan investment policies considering its long-term investment time horizon and asset allocation strategies. The process also evaluates significant plan assumptions. Although plan assumptions are established annually, the Company may update its analysis on an interim basis in order to be responsive to significant events that occur during the year, such as plan mergers and amendments.

The Company’s funding policy is to contribute amounts to its plans sufficient to meet the minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended by the Pension Protection Act, plus such additional amounts as the Company determines to be appropriate. The Company made no contributions to the qualified pension plans in 2011 or 2010, and anticipates no contributions in 2012. Any contributions made to the qualified plans are invested in accordance with established investment policies and asset allocation strategies.

In addition to the funded qualified pension plans, the Company maintains non-qualified plans that are unfunded and provide benefits to certain employees. The assumptions used in computing the accumulated benefit obligation, the projected benefit obligation and net pension expense are substantially consistent with those assumptions used for the funded qualified plans. In 2012, the Company expects to contribute $21 million to its non-qualified pension plans which equals the 2012 expected benefit payments.

Postretirement Welfare Plan In addition to providing pension benefits, the Company provides health care and death benefits to certain retired employees. Generally, all active employees may become eligible for subsidized retiree health care benefits by meeting defined age and service requirements. The medical plan contains other cost-sharing features such as deductibles and coinsurance. The estimated cost of these retiree benefit payments is accrued during the employees’ active service. Contributions have previously been made to the plan, and in 2012, the Company anticipates no contributions to its postretirement welfare plan.

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the consolidated balance sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2011	2010
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$2,929	$2,496	$181	$186
Service cost	119	93	4	7
Interest cost	169	155	9	11
Plan participants' contributions	–	–	13	11
Actuarial loss (gain)	177	309	(15)	(11)
Benefit payments	(105)	(93)	(25)	(25)
Lump sum settlements	(28)	(31)	–	–
Federal subsidy on benefits paid	–	–	3	2
Benefit obligation at end of measurement period (a)	$3,261	$2,929	$170	$181
Change In Fair Value Of Plan Assets
Fair value at beginning of measurement period	$2,305	$2,089	$131	$144
Actual return on plan assets	(90)	321	—	—
Employer contributions	21	19	1	1
Plan participants' contributions	—	—	13	11
Benefit payments	(105)	(93)	(25)	(25)
Lump sum settlements	(28)	(31)	—	—
Fair value at end of measurement period	$2,103	$2,305	$120	$131
Funded (Unfunded) Status	$(1,158)	$(624)	$(50)	$(50)
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$–	$6	$–	$–
Current benefit liability	(21)	(24)	–	–
Noncurrent benefit liability	(1,137)	(606)	(50)	(50)
Recognized amount	$(1,158)	$(624)	$(50)	$(50)
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,746)	$(1,398)	$67	$63
Net prior service credit (cost)	25	35	–	1
Net transition asset (obligation)	–	–	–	(1)
Recognized amount	$(1,721)	$(1,363)	$67	$63

(a)	At December 31, 2011 and 2010, the accumulated benefit obligation for all pension plans was $3.0 billion and $2.7 billion, respectively.

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2011	2010
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$3,261	$2,895
Fair value of plan assets	2,103	2,265
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	2,986	2,698
Fair value of plan assets	2,066	2,265

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Components Of Net Periodic Benefit Cost
Service cost	$119	$93	$80	$4	$7	$6
Interest cost	169	155	152	9	11	11
Expected return on plan assets	(207)	(215)	(215)	(5)	(5)	(5)
Prior service cost (credit) and transition obligation (asset) amortization
	(9)	(12)	(6)	–	–	–
Actuarial loss (gain) amortization	125	64	49	(6)	(5)	(7)
Net periodic benefit cost	$197	$85	$60	$2	$8	$5
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(474)	$(203)	$230	$10	$6	$(11)
Net actuarial loss (gain) amortized during the year	125	64	49	(6)	(5)	(7)
Net prior service credit (cost) arising during the year	–	–	35	–	–	–
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(9)	(12)	(6)	–	–	–
Total recognized in other comprehensive income (loss)	$(358)	$(151)	$308	$4	$1	$(18)
Total recognized in net periodic benefit cost and other comprehensive income (loss) (a) (b)	$(555)	$(236)	$248	$2	$(7)	$(23)

(a)	The pretax estimated actuarial loss (gain) and prior service cost (credit) for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 are $161 million and $(5) million, respectively.
(b)	The pretax estimated actuarial loss (gain) for the postretirement welfare plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 is $(7) million.

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2011	2010
Discount rate (a)	5.1%	5.7%	4.3%	4.9%
Rate of compensation increase (b)	4.1	4.0	*	*
Health care cost trend rate for the next year (c)
Prior to age 65			8.0%	8.0%
After age 65			12.0	14.0
Effect on accumulated postretirement benefit obligation
One percent increase			$8	$10
One percent decrease			(8)	(9)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2011, and of 14.0, 11.0 and 7.7 years, respectively, for 2010.
(b)	Determined on a liability weighted basis.
(c)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2011	2010	2009	2011	2010	2009
Discount rate (a)	5.7%	6.2%	6.4%	4.9%	5.6%	6.3%
Expected return on plan assets (b)	8.3	8.5	8.5	3.5	3.5	3.5
Rate of compensation increase (c)	4.0	3.0	3.0	*	*	*
Health care cost trend rate (d)
Prior to age 65				8.0%	8.0%	7.0%
After age 65				14.0	14.0	21.0
Effect on total of service cost and interest cost
One percent increase				$–	$–	$1
One percent decrease				–	–	(1)

(a)	The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plans, non-qualified pension plans and postretirement welfare plan of 14.8, 11.4 and 7.7 years, respectively, for 2011, and of 14.0, 11.0 and 7.7 years, respectively, for 2010.
(b)	With the help of an independent pension consultant, a range of potential expected rates of return, economic conditions, historical performance relative to assumed rates of return and asset allocation, and peer group LTROR information are used in developing the plan assumptions for its expected long-term rates of return on plan assets. The Company determined its 2011 expected long-term rates of return reflect current economic conditions and plan assets.
(c)	Determined on a liability weighted basis.
(d)	The pre-65 and post-65 rates are assumed to decrease gradually to 5.5 percent by 2017 and 6.0 percent by 2015, respectively, and remain at these levels thereafter.
*	Not applicable

Investment Policies and Asset Allocation In establishing its investment policies and asset allocation strategies, the Company considers expected returns and the volatility associated with different strategies. An independent consultant performs modeling that projects numerous outcomes using a broad range of possible scenarios, including a mix of possible rates of inflation and economic growth. Starting with current economic information, the model bases its projections on past relationships between inflation, fixed income rates and equity returns when these types of economic conditions have existed over the previous 30 years, both in the U.S. and in foreign countries.

Generally, based on historical performance of the various investment asset classes, investments in equities have outperformed other investment classes but are subject to higher volatility. While an asset allocation including debt securities and other assets generally has lower volatility and may provide protection in a declining interest rate environment, it limits the pension plans’ long-term up-side potential. Given the pension plans’ investment horizon and the financial viability of the Company to meet its funding objectives, the Committee has determined that an asset allocation strategy investing principally in global equities diversified among various domestic and international equity categories is appropriate. The target asset allocation for the Company’s qualified pension plans at December 31, 2011 is 45 percent passively managed global equities, 25 percent actively managed global equities, 10 percent domestic mid-small cap equities, 5 percent emerging markets equities, 5 percent real estate equities, and 10 percent long term debt securities. The target asset allocation at December 31, 2010 was 55 percent domestic large cap equities, 19 percent domestic mid cap equities, 6 percent domestic small cap equities and 20 percent international equities.

At December 31, 2011 and 2010, plan assets of the qualified pension plans included asset management arrangements with related parties totaling $95 million and $512 million, respectively.

Under a contractual agreement with U.S. Bancorp Asset Management, Inc. an affiliate of the Company, certain plan assets are lent to qualified borrowers on a short-term basis in exchange for investment fee income. These borrowers may collateralize the loaned securities with either cash or non-cash securities. Cash collateral held at December 31, 2011 and 2010 totaled $12 million and $232 million, respectively, with corresponding obligations to return the cash collateral of $20 million and $240 million, respectively.

Per authoritative accounting guidance, the Company groups plan assets into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to Note 21 for further discussion on these levels.

The assets of the qualified pension plans include investments in equity and U.S. Treasury securities whose fair values are determined based on quoted prices in active markets and are classified within Level 1 of the fair value hierarchy. The qualified pension plans also invest in collective investment and mutual funds whose fair values are determined using the net asset value provided by the administrator of the fund and as a result are classified as Level 2. In addition, the qualified pension plans invest in long-term debt securities that are valued using third party pricing services and are classified as Level 2. The qualified pension plan invests in a money market mutual fund with cash collateral from its securities lending arrangement, whose fair value is determined based on quoted prices in markets that are less active and therefore is classified as Level 2. Additionally, the qualified pension plan has investments in limited partnership interests and debt securities whose fair values are determined by the Company by analyzing the limited partnerships’ audited financial statements and by averaging the prices obtained from independent pricing services, respectively. These securities are classified as Level 3.

The following table summarizes the plan investment assets measured at fair value at December 31:

	Pension Plans						Postretirement Welfare Plan
	2011			2010			2011	2010
(Dollars in Millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 1
Cash and cash equivalents	$16	$–	$–	$30	$–	$–	$120	$131
Long-term debt securities	63	36	7	–	–	8	–	–
Domestic equity securities	232	–	–	1,174	–	–	–	–
Domestic mid-small cap equity securities	159	–	–	515	–	–	–	–
International equity securities	250	–	–	537	–	–	–	–
Real estate equity securities	103	–	–	51	–	–	–	–
Collective investment funds
Domestic equity securities	–	509	–	–	–	–	–	–
Domestic mid-small cap equity securities	–	53	–	–	–	–	–	–
Emerging markets equity securities	–	51	–	–	–	–	–	–
International equity securities	–	455	–	–	–	–	–	–
Mutual funds
Money market	–	6	–	–	224	–	–	–
Long-term debt securities	–	127	–	–	–	–	–	–
Emerging markets equity securities	–	50	–	–	–	–	–	–
Other	–	–	6	–	–	6	–	–
Total (a)	$823	$1,287	$13	$2,307	$224	$14	$120	$131

(a)	Total investment assets of the pension plans exclude obligations to return cash collateral to qualified borrowers of $20 million and $240 million at December 31, 2011 and 2010, respectively, under security lending arrangements.

The following table summarizes the changes in fair value for all plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2011		2010
(Dollars in Millions)	Debt Securities	Other	Debt Securities	Other
Balance at beginning of period	$8	$6	$7	$6
Unrealized gains (losses) relating to assets still held at end of year	–	(9)	3	–
Purchases, sales, principal payments, issuances, and settlements	(1)	9	(2)	–
Balance at end of period	$7	$6	$8	$6

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan (a)	Medicare Part D Subsidy
2012	$146	$17	$2
2013	153	18	3
2014	160	19	3
2015	166	20	3
2016	173	20	3
2017—2021	988	93	3
(a)	Net of retiree contributions and before Medicare Part D subsidy.